Shareholder Fees (Vanguard Health Care Index Fund Retail)	Vanguard Health Care Index Fund Vanguard Health Care Index Fund - Admiral Shares 9/1/2013 - 8/31/2014 USD ($)
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20